Average Annual Total Returns		12 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended	463 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)		2.01%
Bloomberg Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.50%	0.64%		1.76%
Sit U.S. Government Securities Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent		6.93%	1.35%		1.75%
Performance Inception Date						Jun. 02, 1987
Sit U.S. Government Securities Fund - Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	(0.22%)		0.80%
Performance Inception Date						Jun. 02, 1987
Sit U.S. Government Securities Fund - Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	0.53%		0.92%
Performance Inception Date						Jun. 02, 1987
Sit U.S. Government Securities Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		7.20%	1.61%
Performance Inception Date				Jan. 01, 2020

[1]	A broad-based securities market index that represents the overall domestic debt markets.
[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.